Property and Equipment 10K	6 Months Ended
Jun. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4.  Property and Equipment

Property and equipment consisted of the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Equipment	$2,153,242	$1,154,406
Tools and molds	73,067	72,437
Leasehold improvements	104,552	63,470
Furniture and fixtures	150,773	42,570

Total property and equipment	2,481,634	1,332,883

Less accumulated depreciation and amortization	(1,289,794)	(890,887)

Property and equipment, net	$1,191,840	$441,996

Depreciation and amortization expense totaled $432,067 and $493,112 for the years ended December 31, 2010 and 2009, respectively, and $1,345,727 for the period from inception to December 31, 2010.

Equipment includes the following amounts under capital leases at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Cost	$47,162	$178,712
Accumulated depreciation	(47,162)	(168,886)

Total	$––	$9,826